WARRANTS (Q3) (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Feb. 17, 2021
Warrants [Abstract]
Period to exercise warrants after Business Combination	30 days	30 days
Period to exercise warrants after closing of Initial Public Offering	12 months
Period to file registration statement after initial Business Combination	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Trading day period to calculate volume weighted average trading price following notice of redemption	10 days	10 days
Threshold trigger price for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Class A Ordinary Shares [Member]
Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)		1	1
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 12.00	$ 12.00
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	10,000,000
Expiration period of warrants	5 years	5 years
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	6,000,000	0
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Notice period to redeem warrants	30 days	30 days
Percentage multiplier	180.00%	180.00%
Redemption period	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Notice period to redeem warrants	30 days	30 days
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Percentage multiplier	100.00%	100.00%
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Maximum [Member]
Warrants [Abstract]
Number of shares issued upon exercise of warrant (in shares)	0.361	0.361
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00
Additional Issue of Common Stock or Equity-Linked Securities [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 18.00	$ 18.00
Percentage multiplier	115.00%	115.00%
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Trading day period to calculate volume weighted average trading price	20 days	20 days
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20